STOCKHOLDERS’ EQUITY (Details Narrative)											1 Months Ended					3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2023 USD ($) $ / shares shares	Apr. 20, 2023 USD ($) $ / shares shares	Apr. 20, 2023 $ / shares shares	Oct. 31, 2022 USD ($) $ / shares shares	Oct. 17, 2022 USD ($) $ / shares shares	Jul. 11, 2022 USD ($) $ / shares shares	Jul. 11, 2022 $ / shares shares	Apr. 28, 2022 USD ($) $ / shares shares	Jan. 28, 2022 $ / shares shares	Sep. 14, 2021 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Oct. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2022 USD ($) $ / shares shares	Oct. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Oct. 31, 2021 USD ($) $ / shares shares	Apr. 30, 2023 USD ($) $ / shares shares	Apr. 30, 2022 USD ($) shares	Oct. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized | shares	490,000,000			490,000,000								490,000,000		490,000,000		490,000,000	490,000,000		490,000,000
Common stock, par value | $ / shares	$ 0.0001			$ 0.0001								$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized | shares	10,000,000			10,000,000								10,000,000		10,000,000		10,000,000	10,000,000		10,000,000
Preferred stock, par value | $ / shares	$ 0.0001			$ 0.0001								$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Issuance of common stock for cash net, shares | shares										4,900,000
Share price | $ / shares										$ 0.70
Gross proceeds																$ 637,800	$ 372,000	$ 60,543	$ 60,543
Fair value, grant																$ 637,800		60,000	60,000
Share based compensation expenses																	$ 110,985		$ 6,202
Equity fair value																				$ 114,883
Warrant instrument, term	3 years 1 month 6 days												3 years				3 years 1 month 6 days
Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement input													92
Measurement Input, Exercise Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement input													50
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares	$ 3.00																$ 3.00
Number of shares sold | shares		2,000,000
Gross proceeds		$ 6,000,000
Sale of stock, price per share | $ / shares		$ 3.00	$ 3.00
Exercise price of warrants or rights | $ / shares	$ 2.05																$ 2.05
Percentage of public offering price													110.00%
Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued warrants to purchase | shares		100,000	100,000										100,000
Exercise price of warrants or rights | $ / shares		$ 3.30	$ 3.30										$ 3.30
Percentage of public offering price		110.00%	110.00%
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Issuance of common stock for cash net, shares | shares		12,500	100,000				60,000	4,500,000			400,000					632,800	400,000	10,000	10,000
Share price | $ / shares		$ 3.30	$ 3.30					$ 0.29
Gross proceeds											$ 400,000
Fair value								$ 1,322,933
Shares issued, price per share | $ / shares		$ 2.00	$ 2.00								$ 1.00
Fair value, grant																$ 63	$ 40	$ 1	$ 1
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity fair value													$ 994,091
Subscription Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash net, shares | shares														65,000
Subsricption receivable														$ 10,000		$ 10,000
Share price | $ / shares														$ 2.00		$ 2.00
Gross proceeds														$ 130,000
Subscription Agreements [Member] | Common Stock [Member] | Two Accredited Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issed | shares											400,000
Founder [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash net, shares | shares												5,530,000
Subsricption receivable				$ 10								$ 10							10
Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares															$ 1.00
Number of shares sold | shares															577,800
Gross proceeds															$ 577,800
Shares issued, price per share | $ / shares					$ 0.29				$ 0.29
Investors [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued, price per share | $ / shares									$ 3.00
Number of shares issed | shares									375,000
Investors [Member] | Warrant [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercisable, rate									0.50				0.50
Director [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash net, shares | shares						300,000
Share price | $ / shares						$ 0.29	$ 0.29
Fair value						$ 88,200
Executives [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash net, shares | shares					1,100,000
Fair value, grant					$ 323,400
Share based compensation expenses	$ 40,757			6,202
Share based compensation, unrecognized expense	276,441			$ 317,198								$ 317,198					$ 276,441		$ 317,198
Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expenses	$ 25,000